CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	27,308,357	26,722,012
Common stock, shares outstanding	27,308,357	26,722,012
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred Stock, Shares Outstanding	4,003,592	0
Preferred Stock, Shares Issued	4,003,592	0